Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies:
Basis of Accounting:  The financial statements of the Plan are prepared on the accrual basis of accounting.

Estimates:  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires the plan administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.

Investment Valuation and Income Recognition:  The Plan's investment committee determines the Plan's valuation policies utilizing information provided by the investment advisor and Trustee. The Plan's investments are stated at fair value. See Note 6 for discussion of fair value measurements.

Purchases and sales of securities are measured on a trade-date basis. Net change in fair value of investments includes realized gains and losses on investments that were bought and sold during the period as well as unrealized appreciation or depreciation of the investments held at the end of the year. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Notes Receivable from Participants:  Notes receivable from participants are recorded at their unpaid principal plus accrued but unpaid interest balances. Related application fees are expensed as they are incurred. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the plan document. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Payment of Benefits:  Benefits are recorded when paid.

Subsequent Events:  The Plan Sponsor has evaluated all events or transactions that occurred after December 31, 2025 through the date of the issued financial statements, including the Merger.